General Information - Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries (Details)			9 Months Ended		12 Months Ended
		Oct. 09, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024 [2]	Dec. 31, 2023	[2]
LLC Kyivstar.Tech [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest			100.00%	100.00%
Country of operation			Ukraine	Ukraine
LLC Helsi Ukraine [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest	[1]		97.99%	69.99%
Country of operation	[1]		Ukraine	Ukraine
LLC Lan Trace [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest			100.00%	100.00%
Country of operation			Ukraine	Ukraine
LLC Uklon Corporate [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest	[1]		97.00%
Country of operation	[1]		Ukraine
LLC Uklon Tech [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest	[1]		97.00%
Country of operation	[1]		Ukraine
LLC Uklon Ltd [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest	[1]		97.00%
Country of operation	[1]		Cyprus
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd) [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest			100.00%
Country of operation			Uzbekistan
VEON Holdings B.V. [Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest		47.85%	100.00%		99.995%	99.995%
Country of operation			Netherlands		Ukraine
Kyivstar Cayman Corp.[Member]
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Interest			100.00%
Country of operation			Cayman Islands

[1]	In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.
[2]	Based on the development with respect to the freezing of VEON’s corporate rights in Kyivstar as discussed in Note 1, the Company has full control over its subsidiaries in the Ukraine